Share-based compensation - Summary of incentive subscription rights (Detail)	12 Months Ended
	Dec. 31, 2020 shares kr / shares	Dec. 31, 2019 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding | shares	52,875,043
Ending balance, of outstanding | shares	56,344,093	52,875,043
Openning balance, of outstanding , Weighted average exerise price | kr / shares	kr 4.01
Ending balance, of outstanding , Weighted average exerise price | kr / shares	kr 3.82	kr 4.01
Incentive Subscription Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding | shares	52,875,043	34,471,050
Granted | shares	36,414,800	20,414,143
Exercised | shares	(52,150)
Cancelled | shares	(25,962,800)
Forfeited | shares	(4,363,500)	(3,236,375)
Expired | shares	(2,567,300)	(1,773,775)
Ending balance, of outstanding | shares	56,344,093	52,875,043
Subscription Rights exercisable | shares	5,024,700	13,783,275
Openning balance, of outstanding , Weighted average exerise price | kr / shares	kr 4.01	kr 5.52
Granted , Weighted average exerise price | kr / shares	1.62	1.38
Exercised , Weighted average exerise price | kr / shares	1.65
Cancelled , Weighted average exerise price | kr / shares	5.40
Forfeited , Weighted average exerise price | kr / shares	4.28	4.34
Expired , Weighted average exerise price | kr / shares	7.32	5.27
Ending balance, of outstanding , Weighted average exerise price | kr / shares	1.66	4.01
Subscription Rights exercisable , Weighted average exerise price | kr / shares	kr 3.03	kr 6.13
Subscription Rights granted | shares	36,414,800	20,414,143
Subscription Rights granted , Weighted average exerise price | kr / shares	kr 0.79	kr 0.79